Operating Context - Schedule of Distribution and Sale of Energy and Gas (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Percentage of share	100.00%
Guanhaes Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Guanhães Energia S.A. (“Guanhães Energia”)	Guanhães Energia S.A. (“Guanhães Energia”)
Percentage of share	49.00%	49.00%
Description	Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.	Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.
Paracambi Energetica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Paracambi Energética S.A. (“Paracambi”)	Paracambi Energética S.A. ("Paracambi")
Percentage of share	49.00%	49.00%
Description	Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.	Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.
Hidreletrica Cachoeirao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)	Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)
Percentage of share	49.00%	49.00%
Description	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.
Hidreletrica Pipoca S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Hidrelétrica Pipoca S.A. (“Pipoca”) (1)	Hidrelétrica Pipoca S.A. (“Pipoca”)
Percentage of share	49.00%	49.00%
Description	Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.	Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.
Amazonia Energia Participacoes S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Amazônia Energia Participações S.A (“Amazônia Energia”)	Amazônia Energia Participações S.A (“Amazônia Energia”)
Percentage of share	74.50%	74.50%
Description	Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.	Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.
Alianca Norte Energia Participacoes S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aliança Norte Energia Participações S.A. (“Aliança Norte”)	Aliança Norte Energia Participações S.A. (“Aliança Norte”)
Percentage of share	49.00%	49.00%
Description	Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.	Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.
Transmissora Aliancade Energia Eletrica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)	Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)
Percentage of share	21.68%	21.68%
Description	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.
UFV Janauba Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Corinto Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Manga Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Bonfinopolis II Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Lagoa Grande Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Lontra Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Mato Verde Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Mirabela Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha I Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha II Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Brasilandia Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
Apolo I SPE Empreendimentos e Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
Apolo II SPE Empreendimentos e Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo II")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo I Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		G2 Campo Lindo I Energia S.A. ("UFV Campo Lindo I")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo II Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		G2 Campo Lindo II Energia S.A. ("UFV Campo Lindo II")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
G2 Olaria I Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		G2 Olaria I Energia S.A. ("UFV Olaria I")
Percentage of share		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
Cemig Geracaoe Transmissao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Geração e Transmissão S.A. (“CEMIG GT” or “CEMIG Geração e Transmissão”)	CEMIG Geração e Transmissão S.A. (“CEMIG GT” ou “CEMIG Geração e Transmissão”)
Percentage of share	100.00%	100.00%
Description	Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.	Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.
UFV Boa Esperanca SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Boa Esperança S.A. (“UFV Boa Esperança “)	UFV Boa Esperança S.A. (“UFV Boa Esperança“)
Percentage of share	100.00%	100.00%
Description	Its objects are: (i) installation, operation, maintenance and rental of solar plants; (ii) management of contracts for rental, operation and maintenance of its solar plants; (iii) construction, operation and commercial operation of electricity generation systems; trading of energy, and related services; and (iv) activities in different fields of energy, from whatever source, with a view to commercial operation.	Its objects are: (i) installation, operation, maintenance and rental of solar plants; (ii) management of contracts for rental, operation and maintenance of its solar plants; (iii) construction, operation and commercial operation of electricity generation systems; trading of energy, and related services; and (iv) activities in different fields of energy, from whatever source, with a view to commercial operation.
Cemig Geracao Itutinga S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Geração Itutinga S.A (“CEMIG Geração Itutinga”)	CEMIG Geração Itutinga S.A (“CEMIG Geração Itutinga”)
Percentage of share	100.00%	100.00%
Description	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.
Cemig Geracao Camargos S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Geração Camargos S.A (“CEMIG Geração Camargos”)	CEMIG Geração Camargos S.A (“CEMIG Geração Camargos”)
Percentage of share	100.00%	100.00%
Description	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.
Cemig Geracao Sul S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Geração Sul S.A (“CEMIG Geração Sul”)	CEMIG Geração Sul S.A (“CEMIG Geração Sul”)
Percentage of share	100.00%
Description	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.
Cemig Geracao Leste S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Geração Leste S.A (“CEMIG Geração Leste”)	CEMIG Geração Leste S.A (“CEMIG Geração Leste”)
Percentage of share	100.00%	100.00%
Description	A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.	A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.
Cemig Geracao Oeste S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Geração Oeste S.A (“CEMIG Geração Oeste”)	CEMIG Geração Oeste S.A (“CEMIG Geração Oeste”)
Percentage of share	100.00%	100.00%
Description	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.
Rosal Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Rosal Energia S.A. (“Rosal”)	Rosal Energia S.A. (“Rosal”)
Percentage of share	100.00%	100.00%
Description	Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.	Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.
Sa Carvalho S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sá Carvalho S.A. (“Sá Carvalho”)	Sá Carvalho S.A. (“Sá Carvalho”)
Percentage of share	100.00%	100.00%
Description	Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.	Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.
Horizontes Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Horizontes Energia S.A. (“Horizontes”)	Horizontes Energia S.A. (“Horizontes”)
Percentage of share	100.00%	100.00%
Description	Its objects are: construction, operation and commercial operation of electric power generation systems; trading in energy; and related services.	Its objects are: construction, operation and commercial operation of electric power generation systems; trading in energy; and related services.
Cemig P C H S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG PCH S.A. (“CEMIG PCH”)	CEMIG PCH S.A. (“CEMIG PCH”)
Percentage of share	100.00%	100.00%
Description	Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.	Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.
Cemig Trading S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Trading S.A. (“CEMIG Trading”)	CEMIG Trading S.A. (“CEMIG Trading”)
Percentage of share	100.00%	100.00%
Description	Marketing and intermediation of energy-related business.	Marketing and intermediation of energy-related business.
Empresade Servicose Comercializacaode Energia Eletrica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)	Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)
Percentage of share	100.00%	100.00%
Description	Marketing and intermediation of energy-related business.	Marketing and intermediation of energy-related business.
Cemig Geracao Poco Fundo [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Geração Poço Fundo S.A. (“Poço Fundo”)	CEMIG Geração Poço Fundo S.A. (“Poço Fundo”)
Percentage of share	100.00%	100.00%
Description	Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.	Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.
Central Eolica Praiasde Parajuru S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Praias de Parajuru S.A. (“Praias de Parajuru”)	Central Eólica Praias de Parajuru S.A. (“Praias de Parajuru”)
Percentage of share	100.00%	100.00%
Description	Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.	Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.
Central Eolica Voltado Rio S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Volta do Rio S.A. (“Volta do Rio”)	Central Eólica Volta do Rio S.A. (“Volta do Rio”)
Percentage of share	100.00%	100.00%
Description	Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.	Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.
Cemig Distribuicao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Distribuição S.A. (“CEMIG D” or “CEMIG Distribuição”)	CEMIG Distribuição S.A. (“CEMIG D” ou “CEMIG Distribuição”)
Percentage of share	100.00%	100.00%
Description	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhiade Gasde Minas Gerais [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Companhia de Gás de Minas Gerais (“Gasmig”)	Companhia de Gás de Minas Gerais (“Gasmig”)
Percentage of share	99.57%	99.57%
Description	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
C E M I G Sim [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CEMIG Sim	CEMIG Sim
Percentage of share	100.00%	100.00%
Description	A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.	A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.
Companhia De Transmissao Centroeste De Minas Centroeste [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Companhia de Transmissão Centroeste de Minas (“Centroeste”)
Percentage of share	100.00%
Description	Construction, implementation, operation and maintenance of electricity transmission facilities in the National Interconnected System.
Sete Lagoas Transmissora De Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)	Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)
Percentage of share	100.00%	100.00%
Description	Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.	Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.
UFV Tres Marias S.A. (“UFV Tres Marias")
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Três Marias S.A. (“UFV Três Marias)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
UFV Fazenda Prudente de Moraes SPE LTDA (“UFV Fazenda Prudente”)
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Fazenda Prudente de Moraes SPE LTDA (“UFV Fazenda Prudente”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
UFV Montes Claros Geracao de Energia Eletrica Distribuida S.A. (“UFV Duceu”)
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Montes Claros Geração de Energia Elétrica Distribuída S.A. (“UFV Duceu”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
Sol de Jequitiba SPE LTDA (“UFV Jequitibá I”)
Disclosure of subsidiaries [line items]
Name of subsidiary	Sol de Jequitibá SPE LTDA (“UFV Jequitibá I”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
Oasis Solar Jequitiba SPE LTDA (“UFV Jequitiba II”)
Disclosure of subsidiaries [line items]
Name of subsidiary	Oasis Solar Jequitibá SPE LTDA (“UFV Jequitibá II”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo I Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	G2 Campo Lindo I Energia S.A. (“UFV Campo Lindo I”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo II Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	G2 Campo Lindo II Energia S.A (“UFV Campo Lindo II”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria I Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	G2 Olaria I Energia S.A. (“UFV Olaria I”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria II Energia Sa [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	G2 Olaria II Energia S.A. (“UFV Olaria II”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
UFV Lagoa Grande Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
UFV Mato Verde Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
UFV Mirabela Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha I Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha II Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
UFV Brasilandia Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")
Disclosure of subsidiaries [line items]
Name of subsidiary	Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo II")
Disclosure of subsidiaries [line items]
Name of subsidiary	Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo II")
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
SPE Hera Energia e Empreendimentos Imobiliarios LTDA. (“UFV Hera”)
Disclosure of subsidiaries [line items]
Name of subsidiary	SPE Hera Energia e Empreendimentos Imobiliários LTDA. (“UFV Hera”)
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.
Photovoltaic power plants [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Photovoltaic power plants (1)
Percentage of share		100.00%
Description		Photovoltaic solar power generation for the distributed generation market.